Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
	Qingtian International School	Beijing P.X.	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	26,644,407	-	26,644,407
Goodwill gained from acquisition	-	62,567,430	62,567,430
Impairment	-	(18,842,000)	(18,842,000)
Balance as of December 31, 2022	26,644,407	43,725,430	70,369,837
Disposal of subsidiaries	(26,644,407)	(21,047,509)	(47,691,916)
Impairment	-	(22,677,921)	(22,677,921)
Balance as of December 31, 2023	-	-	-